MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2015
Marketable Securities [Abstract]
MARKETABLE SECURITIES
MARKETABLE SECURITIES

Our marketable securities are equity securities considered to be available-for-sale securities.

(in thousands of $)	2015	2014
Acquired as a result of the Merger	5,779	—
Purchased during the year	32,159	—
Impairment loss	(23,323)	—
	14,615	—

During 2015, we made a $32.2 million investment in a company listed on a U.S. stock exchange. An other-than-temporary impairment loss of $19.1 million was recorded in 2015. The fair value of this investment at December 31, 2015 was $13.1 million (December 31, 2014: nil).

We acquired an investment of $5.7 million in a company listed on the Norwegian 'over the counter' market as a result of the Merger. An other-than-temporary impairment loss of $4.2 million was recorded in 2015. The fair value of this investment at December 31, 2015 was $1.5 million (December 31, 2014: nil).

The other-than-temporary impairment losses were recorded in "Impairment loss on marketable securities".

The cost of available for sale securities is calculated on an average cost basis.